Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Costs and Expenses

The amounts of such costs and expenses included in the audited condensed consolidated and combined carve-out statements of operations for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012	2011
Statements of operations:
Time charter and bareboat revenues:
Commercial commission fee from KNOT to Vessels (1)	$95	$775	$544
Cancellation fee from KNOT to Vessels (2)	3,448	—	—
Operating expenses:
Technical and operational management fee from KOAS to Vessels (3)	—	436	742
Technical and operational management fee from KNOT to Vessels (3)	1,073	426	—
General and administrative expenses:
Administration fee from KNOT (4)	510	359	52
Administration fee from KOAS (4)	392	—	—
Administration fee from KOAS UK (4)	112	—	—
Accounting service fee from KNOT (5)	27	17	8
IPO administration cost from KNOT (6)	454	877	—
Finance income (expense):
Financing service fee from KNOT to Vessels (7)	—	3	368
Interest expense charged from KNOT (8)	336	1,654	1,764
Interest income charged to TSSI (8)	(10)	—	—
Guarantee commission from TSSI to Vessels (9)	210	818	860
Guarantee commission from KNOT to Vessels (9)	424	1,388	595

Total	$7,071	$6,753	$4,933

(1)	Commercial commission fee from KNOT to Vessels: KNOT provides commercial services related to negotiating and maintaining the charters. KNOT invoices a fixed percentage of revenue as a commercial commission fee for these services.
(2)	Cancellation fee from KNOT to Vessels: In consideration for the termination of the Commercial Management Agreement, a cancellation fee was paid for each Vessel equal to the remuneration to be paid in accordance with the Commercial Management Agreement until the expiration of the time charter for each Vessel. As the cancellation fee relates to the commercial commission fee, it has been presented as part of operating income, consistent with the presentation of commissions.
(3)	Technical and operational management fee from KOAS and KNOT to Vessels: KOAS and KNOT provide technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational, bookkeeping and administrative support. For bareboat charters, KOAS provides bookkeeping and administrative support. KOAS invoices a fixed amount per day per vessel based upon providing either time charter or bareboat charter services. In addition, there is also a charge for 24-hour emergency response services provided by KOAS for all vessels managed by KOAS and KNOT. The direct cost for the response services has been allocated to all vessels without a mark-up based upon the number of vessels managed by KOAS and KNOT.
(4)	Administration fee from KNOT, KOAS and KOAS UK: Administration costs include the compensation and benefits of KNOT management and administrative staff as well as other general and administration expenses. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs (the accounting service fees (see (5) below), the financing service fees (see (6) below) and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year.
(5)	Accounting service fee from KNOT: KNOT invoiced each subsidiary a fixed fee for the preparation of the statutory financial statements (including Knutsen Shuttle Tankers XII KS, which owns the Recife Knutsen and the Fortaleza Knutsen and Knutsen Shuttle Tankers XII AS). Such charges were allocated to the Bodil Knutsen and the Windsor Knutsen based on the number of vessels in the legal entity until the Bodil Knutsen and the Windsor Knutsen were sold to KNOT Shuttle Tankers 17 AS and KNOT Shuttle Tankers 18 AS as part of the reorganization prior to the IPO.
(6)	IPO administration cost from KNOT: In connection with the preparation of the financial statements and the Form F-1, KNOT has invoiced the actual cost for internal resources, including salaries and administration cost, plus a 5% margin. Since the costs were not incremental cost directly attributable to the IPO, they were expensed as incurred.
(7)	Financing service fee from KNOT to Vessels: KNOT invoiced each vessel for a fixed percentage of the principal of any new loan facilities for vessel financing as compensation for the time and costs of loan negotiations with external banks.
(8)	Interest expense charged from, interest income charged to KNOT/TSSI: KNOT/TSSI invoiced interest expense (income) for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries (including Knutsen Shuttle Tankers XII KS, which owns the Recife Knutsen and the Fortaleza Knutsen and Knutsen Shuttle Tankers XII AS). Since payables to (receivables from) owners and affiliates are not tracked by vessel, balances based upon payments by owners to the shipyard have been allocated to the Bodil Knutsen and the Windsor Knutsen (see Note 2(a)—Summary of Significant Accounting Policies: Basis of Preparation for a description of the allocation principles applied. Interest expense has been allocated based upon the allocated payables to owners and affiliates and the historical interest rates charged.
(9)	Guarantee commission from TSSI/KNOT to Vessels: TSSI and KNOT were guarantors for the Predecessor’s loan facilities (see Note 16—Long-term Debt and Note 18(b)—Related Party Transactions: Guarantees). TSSI and KNOT invoiced an annual commission to each of the Vessels as a fixed percentage of the outstanding balance as compensation for the guarantee.

Summary of Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At December 31, 2013	At December 31, 2012
Balance Sheets:
Trading balances due from KOAS	$27	$—
Trading balances due from KNOT and affiliates	50	—

Amount due from related parties	$77	$—

Trading balances due to KOAS	$141	$12,423
Trading balances due to KNOT and affiliates	22	—

Amount due to related parties	$163	$12,423